Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 08, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In
accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. For discussion of how our compensation & people committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page 43 of this Proxy Statement.

Year	Summary Compensation Table Total for Jacqualyn A. Fouse, Ph.D.¹ ($)	Summary Compensation Table Total for Brian Goff 1 ($)	Compensation Actually Paid to Jacqualyn A. Fouse, Ph.D. 1,2,3 ($)	Compensation Actually Paid to Brian Goff 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Net Product Revenue 5 ($ Millions)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,911,049	11,744,447	3,809,001	11,143,330	1,958,794	1,440,120	58.81	113.65	(232)	11.74
2021	6,519,427	—	1,457,816	—	2,188,153	857,046	68.84	126.45	1,605	0.00
2020	7,611,975	—	4,331,979	—	2,444,510	1,212,140	90.74	126.42	(327)	0.00

(1)
Jacqualyn A. Fouse, Ph.D. was our PEO for 2020, 2021 and until August 8, 2022. Brian Goff became our PEO on August 8, 2022. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022
Jonathan Biller	Jonathan Biller	Jonathan Biller
Christopher Bowden	Christopher Bowden	Bruce Car, Ph.D.
Bruce Car, Ph.D.	Bruce Car, Ph.D.	Sarah Gheuens, M.D., Ph.D.
Andrew Hirsch	Richa Poddar	Richa Poddar
	Darrin Miles	Cecilia Jones
James Burns

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs, during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v) and as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Jacqualyn A. Fouse, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Jacqualyn A. Fouse, Ph.D. ($)	Inclusion of Equity Values for Jacqualyn A. Fouse, Ph.D. ($)	Compensation Actually Paid to Jacqualyn A. Fouse, Ph.D. ($)
2022	4,911,049	(4,141,027)	3,038,979	3,809,001
2021	6,519,427	(5,202,524)	140,913	1,457,816
2020	7,611,975	(6,344,991)	3,064,995	4,331,979

Year	Summary Compensation Table Total for Brian Goff ($)	Exclusion of Stock Awards and Option Awards for Brian Goff ($)	Inclusion of Equity Values for Brian Goff ($)	Compensation Actually Paid to Brian Goff ($)
2022	11,744,447	(10,981,074)	10,379,957	11,143,330

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,958,794	(1,316,012)	797,338	1,440,120
2021	2,188,153	(1,505,538)	174,431	857,046
2020	2,444,510	(1,438,483)	206,113	1,212,140
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Jacqualyn A. Fouse, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Jacqualyn A. Fouse, Ph.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jacqualyn A. Fouse, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Jacqualyn A. Fouse, Ph.D. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jacqualyn A. Fouse, Ph.D. ($)	Total—Inclusion of Equity Values for Jacqualyn A. Fouse, Ph.D. ($)
2022	3,843,712	(630,207)	—	(174,526)	—	3,038,979
2021	2,521,442	(2,463,970)	—	83,440	—	140,913
2020	4,535,365	(1,405,815)	—	(64,555)	—	3,064,995

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Brian Goff ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Brian Goff ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Brian Goff ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Brian Goff ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Brian Goff ($)	Total—Inclusion of Equity Values for Brian Goff ($)
2022	10,379,957	—	—	—	—	10,379,957

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,014,787	(51,409)	0	29,385	(195,425)	797,338
2021	606,981	(251,863)	0	34,460	(215,147)	174,431
2020	757,947	(179,034)	68,534	58,187	(499,520)	206,113

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index (“NASDAQ Biotech Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in our common stock and in the NASDAQ Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined net product revenue to be the most important financial performance measure used to link our performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2022. Net product revenue is a GAAP financial measure, which we use to measure the performance goals under our annual performance-based cash incentives program. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name			Net product revenue
Named Executive Officers, Footnote [Text Block]

2020	2021	2022
Jonathan Biller	Jonathan Biller	Jonathan Biller
Christopher Bowden	Christopher Bowden	Bruce Car, Ph.D.
Bruce Car, Ph.D.	Bruce Car, Ph.D.	Sarah Gheuens, M.D., Ph.D.
Andrew Hirsch	Richa Poddar	Richa Poddar
	Darrin Miles	Cecilia Jones
James Burns

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index (“NASDAQ Biotech Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
			included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in our common stock and in the NASDAQ Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Jacqualyn A. Fouse, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Jacqualyn A. Fouse, Ph.D. ($)	Inclusion of Equity Values for Jacqualyn A. Fouse, Ph.D. ($)	Compensation Actually Paid to Jacqualyn A. Fouse, Ph.D. ($)
2022	4,911,049	(4,141,027)	3,038,979	3,809,001
2021	6,519,427	(5,202,524)	140,913	1,457,816
2020	7,611,975	(6,344,991)	3,064,995	4,331,979

Year	Summary Compensation Table Total for Brian Goff ($)	Exclusion of Stock Awards and Option Awards for Brian Goff ($)	Inclusion of Equity Values for Brian Goff ($)	Compensation Actually Paid to Brian Goff ($)
2022	11,744,447	(10,981,074)	10,379,957	11,143,330

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Jacqualyn A. Fouse, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Jacqualyn A. Fouse, Ph.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jacqualyn A. Fouse, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Jacqualyn A. Fouse, Ph.D. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jacqualyn A. Fouse, Ph.D. ($)	Total—Inclusion of Equity Values for Jacqualyn A. Fouse, Ph.D. ($)
2022	3,843,712	(630,207)	—	(174,526)	—	3,038,979
2021	2,521,442	(2,463,970)	—	83,440	—	140,913
2020	4,535,365	(1,405,815)	—	(64,555)	—	3,064,995

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Brian Goff ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Brian Goff ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Brian Goff ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Brian Goff ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Brian Goff ($)	Total—Inclusion of Equity Values for Brian Goff ($)
2022	10,379,957	—	—	—	—	10,379,957

Non-PEO NEO Average Total Compensation Amount			$ 1,958,794	$ 2,188,153	$ 2,444,510
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,440,120	857,046	1,212,140
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,958,794	(1,316,012)	797,338	1,440,120
2021	2,188,153	(1,505,538)	174,431	857,046
2020	2,444,510	(1,438,483)	206,113	1,212,140

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,014,787	(51,409)	0	29,385	(195,425)	797,338
2021	606,981	(251,863)	0	34,460	(215,147)	174,431
2020	757,947	(179,034)	68,534	58,187	(499,520)	206,113

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Most Important Financial and
Non-Financial
Performance Measures
The following table presents the financial and
non-financial
performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEOs and
Non-PEO
NEOs for 2022 to company performance. The measures in this table are not ranked. Of these measures, as noted above, we have identified net product revenue as the most important of our financial performance measures used to link Compensation Actually Paid to our PEOs and
Non-PEO
NEOs for 2022 to company performance.

Net Product Revenue Clinical Milestones Research Milestones

Total Shareholder Return Amount			$ 58.81	68.84	90.74
Peer Group Total Shareholder Return Amount			113.65	126.45	126.42
Net Income (Loss)			$ (232,000,000)	$ 1,605,000,000	$ (327,000,000)
Company Selected Measure Amount			11,740,000	0	0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Net Product Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Clinical Milestones
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Research Milestones
Jacqualyn A Fouse Ph D [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 4,911,049	$ 6,519,427	$ 7,611,975
PEO Actually Paid Compensation Amount			3,809,001	$ 1,457,816	$ 4,331,979
PEO Name		Jacqualyn A. Fouse, Ph.D.		Jacqualyn A. Fouse, Ph.D.	Jacqualyn A. Fouse, Ph.D.
Brian Goff [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			11,744,447	$ 0	$ 0
PEO Actually Paid Compensation Amount			11,143,330	0	0
PEO Name	Brian Goff
PEO [Member] | Jacqualyn A Fouse Ph D [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,141,027)	(5,202,524)	(6,344,991)
PEO [Member] | Jacqualyn A Fouse Ph D [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,038,979	140,913	3,064,995
PEO [Member] | Jacqualyn A Fouse Ph D [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,843,712	2,521,442	4,535,365
PEO [Member] | Jacqualyn A Fouse Ph D [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(630,207)	(2,463,970)	(1,405,815)
PEO [Member] | Jacqualyn A Fouse Ph D [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Jacqualyn A Fouse Ph D [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(174,526)	83,440	(64,555)
PEO [Member] | Jacqualyn A Fouse Ph D [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Brian Goff [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,981,074)
PEO [Member] | Brian Goff [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,379,957
PEO [Member] | Brian Goff [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,379,957
PEO [Member] | Brian Goff [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Brian Goff [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Brian Goff [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Brian Goff [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,316,012)	(1,505,538)	(1,438,483)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			797,338	174,431	206,113
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,014,787	606,981	757,947
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(51,409)	(251,863)	(179,034)
Non-PEO NEO [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	68,534
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			29,385	34,460	58,187
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (195,425)	$ (215,147)	$ (499,520)